Financial Instruments - Summary of Net Effect of Changes in Fair Value of Derivative Financial Instruments that did not Meet Hedging Criteria for Accounting Purposes (Detail)
$ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) gain on financial instruments	$ (11)		$ (212)	$ (288)	[2]	$ (314)
Embedded derivatives
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) gain on financial instruments			0	4		0
Cross currency swaps and interest rate swaps
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) gain on financial instruments			(212)	(293)		(186)
Derivatives Not Designated For Hedge Accounting | Embedded derivatives
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) gain on financial instruments			0	4		(12)
Derivatives Not Designated For Hedge Accounting | Cross currency swaps and interest rate swaps
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) gain on financial instruments			$ (212)	$ (293)		$ (116)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated – See note 3.18